PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses Deposits And Other Receivable
SCHEDULE OF PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE

Prepayments, deposits, and other receivables mainly consist of deposits for rented premises, autopay and utilities, prepayments for consulting fees to four independent consultants, prepaid sub-contracting fees, repair and maintenance, fuel oil fees, and insurance expenses.

	As of March 31,
	2024	2025
	USD	USD

Prepaid expenses	841,143	81,155
Prepayment of consulting fees	-	3,072,000
Other receivables and deposits	32,676	29,030
	873,819	3,182,185